Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	129,963,039	188,607,363	26,970,494
Commission fee payable (2)	248,760,119	388,487,096	55,552,916
Transaction cost payable (3)	202,940,226	336,430,938	48,108,984
Share repurchase payable (4)	245,113,010	—	—
Receipts in advance	16,680,512	24,209,696	3,461,940
Lease liabilities	12,732,875	10,857,421	1,552,591
Other accrued expenses	73,300,655	92,462,926	13,222,023
Total accrued expenses and other current liabilities	929,490,436	1,041,055,440	148,868,948
(1)Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2024 and 2025.
(2)Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the Group. The commission is typically determined based on the volume of traffic introduced.
(3)Transaction cost payable mainly includes payables to external suppliers for credit assessment service, payment processing services, and fees payable to collection agencies.
(4)Share repurchase payable relates to the payable to a major shareholder regarding a share repurchase transaction on December 16, 2024 with a total repurchase price of approximately US$48.7 million, which has been fully settled in 2025.